Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share

Potentially dilutive securities not included in the calculation of diluted net loss per share because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	As of December 31,
	2016	2015
Common stock warrants	1,118,938	125,913
Common stock options	11,446	9,387
	1,130,384	135,300